Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 11: — FAIR VALUE MEASUREMENTS

FASB ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability, from a selling party’s perspective, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities. Active market means a market in which transactions for assets or liabilities occur with “sufficient frequency” and volume to provide pricing information on an ongoing unadjusted basis.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The Company’s Level 2 assets primarily include derivative instruments. The Level 2 asset values are determined using valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and consider counterparty credit risk in the assessment of fair value.

Level 3: Unobservable inputs that are not corroborated by market data. The Company has no Level 3 assets or liabilities.

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2013 were as follows:

	March 31, 2014
	Quoted Market Prices of Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities	$3,255	$—	$—
Forward contracts	—	679	—
Cross-currency swaps	—	2,245	—

	$3,255	$2,924	$—

Liabilities
Interest rate swap	$—	$802	$—
Forward contracts	—	3,213	—

	$—	$4,015	$—

	March 31, 2013
	Quoted Market Prices	Significant Other	Significant Unobservable
	of Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Assets
Marketable securities	$3,183	$—	$—
Forward contracts	—	1,979	—
Cross-currency swaps	—	3,431	—

	$3,183	$5,410	$—

Liabilities
Interest rate swap	$—	$1,206	$—
Forward contracts	—	1,318	—

	$—	$2,524	$—